Hillman Capital Management Investment Trust
The Hillman Fund

Supplement to the Summary Prospectus

September 20, 2019
This supplement to the Summary Prospectus dated February 1, 2019 for The Hillman Fund (the “Fund”), a series of the Hillman Capital Management Investment Trust (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
Fund Name Change
As of the date of this supplement, the name of the Fund is changed to the “Hillman Value Fund.” All references in the Summary Prospectus to “The Hillman Fund” should be read to refer to the new name.
The following risk is added to “Principal Risks of Investing in the Fund” in the Summary Prospectus:
Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Investors Should Retain This Supplement for Future Reference

Hillman Capital Management Investment Trust
The Hillman Fund

Supplement to the Prospectus

September 20, 2019
This supplement to the Prospectus dated February 1, 2019 for The Hillman Fund (the “Fund”), a series of the Hillman Capital Management Investment Trust (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
Fund Name Change
As of the date of this supplement, the name of the Fund is changed to the “Hillman Value Fund.” All references in the Prospectus to “The Hillman Fund” should be read to refer to the new name.
The following risk is added to “Summary - Principal Risks of Investing in the Fund” in the Prospectus:
Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.
The following risk is also added to “Additional Information About the Fund’s Investment Objective, Principal Investment Strategies, and Risks - Principal Risks of Investing in the Fund” in the Prospectus:
 Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.
Effective October 1, 2019, the following replaces the section “Management of the Fund – Additional Information on Expenses” in the Prospectus:
Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into the Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) is limited to the percentage of the average daily net assets of the Fund set forth below. The Expense Limitation Agreement runs through January 31, 2021 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Average Daily Net Assets of the Fund	Expense Cap
Up to $53 million	1.50%
$53 to $60 million	1.25%
$60 million to $75 million	1.18%
$75 million to $100 million	1.08%
Over $100 million	0.98%

Investors Should Retain This Supplement for Future Reference

Hillman Capital Management Investment Trust

The Hillman Fund

Supplement to the Statement of Additional Information

September 20, 2019
This supplement to the Statement of Additional Information dated February 1, 2019 for The Hillman Fund (the “Fund”), a series of the Hillman Capital Management Investment Trust (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
Fund Name Change
As of the date of this supplement, the name of the Fund is changed to the “Hillman Value Fund.” All references in the Statement of Additional Information to “The Hillman Fund” should be read to refer to the new name.
Effective October 1, 2019, the fourth paragraph of the section “Management and Other Service Providers – Investment Advisor” is replaced with the following:
The Advisor receives a monthly management fee equal to an annual rate 1.00% of the Fund’s net assets.  In the interest of limiting expenses of the Fund, the Advisor has entered into the Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) is limited to the percentage of the average daily net assets of the Fund set forth below. The Expense Limitation Agreement runs through January 31, 2021 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Average Daily Net Assets of the Fund	Expense Cap
Up to $53 million	1.50%
$53 to $60 million	1.25%
$60 million to $75 million	1.18%
$75 million to $100 million	1.08%
Over $100 million	0.98%

Investors Should Retain This Supplement for Future Reference